Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Debt and Capital Leases Obligations
Schedule of outstanding debt

Debt outstanding, whose carrying value approximates fair market value due to variable interest rates based on current rates available to the Company for similar instruments, was as follows (in thousands):

	December 31,
	2021	2020
Line of credit	$87,633	$59,837
Term loan	351,481	361,045
Acquisition debt	34,718	10,575
Convertible notes – related party	30,568	—
Convertible notes – June 2021	44,400	—
Capital lease obligations	35,162	25,751
Less: amounts representing interest	(3,161)	(2,682)
Less: unamortized financing fees	(11,354)	(13,854)
Less: convertible debt discount	(3,408)	—
	566,039	440,672
Less: current maturities of long-term debt	(115,224)	(20,139)
Less: current portion of capital lease obligations, net of capital lease interest	(12,151)	(7,110)
	$438,664	$413,423

Schedule of Debt and Capital Lease Obligations

The minimum payments of the Company’s long-term debt and capital lease obligations are as follows (in thousands):

					Capital
	Line of	Term	Convertible	Acquisition	lease
	credit	loan	notes	debt	obligations	Total
2022	$—	$9,564	$74,968	$34,718	$13,760	$133,010
2023	87,633	9,564	—	—	10,874	108,071
2024	—	9,564	—	—	6,621	16,185
2025	—	322,789	—	—	2,785	325,574
2026	—	—	—	—	1,052	1,052
Thereafter	—	—	—	—	70	70
Total	$87,633	$351,481	$74,968	$34,718	$35,162	$583,962